Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2024 and 2023, are summarized as follows:

	2024	2023
Cash on hand	$610	$681
Cash at banks	143,421	88,231
Short-term investments (a)	63,079	9,467
	$207,110	$98,379

(a)	Includes fix-term deposits (promissory notes) and purchase/resell transactions with terms up to 3 days.